Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Strategic Income Portfolio
September 30, 2022
VIPSI-NPRT3-1122
1.808796.118
Corporate Bonds - 36.8%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		119,924	634,158
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		208,674	1,103,468
			1,737,626
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (c)		287,602	264,594

TOTAL CONVERTIBLE BONDS			2,002,220
Nonconvertible Bonds - 36.6%
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.2%
Altice France SA:
5.125% 7/15/29(d)		3,835,000	2,865,167
5.5% 1/15/28(d)		1,190,000	942,349
5.5% 10/15/29(d)		2,810,000	2,114,225
8.125% 2/1/27(d)		370,000	330,688
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		100,000	70,019
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		2,630,000	2,143,450
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		325,000	271,855
5.625% 9/15/28(d)		260,000	208,000
Cogent Communications Group, Inc. 7% 6/15/27 (d)		280,000	263,328
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	155,833
Frontier Communications Holdings LLC:
5% 5/1/28(d)		1,165,000	999,803
5.875% 10/15/27(d)		620,000	555,663
6% 1/15/30(d)		280,000	219,975
6.75% 5/1/29(d)		415,000	342,375
8.75% 5/15/30(d)		280,000	280,179
IHS Holding Ltd. 5.625% 11/29/26 (d)		595,000	466,257
Level 3 Financing, Inc. 3.75% 7/15/29 (d)		1,140,000	835,050
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		605,000	477,950
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27(d)		280,000	243,600
6% 2/15/28(d)		235,000	182,162
10.75% 6/1/28(d)		365,000	339,955
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		460,000	382,950
5% 10/19/25(d)		230,000	228,821
Qwest Corp. 7.25% 9/15/25		35,000	35,763
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,352,000	1,181,310
Sprint Capital Corp.:
6.875% 11/15/28		5,882,000	6,043,755
8.75% 3/15/32		1,346,000	1,559,678
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		455,000	403,813
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	520,362
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		790,000	688,929
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,039,401
Windstream Escrow LLC 7.75% 8/15/28 (d)		2,470,000	2,046,738
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	722,205
			29,161,608
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		410,000	333,687

Interactive Media & Services - 0.1%
Baidu, Inc.:
1.72% 4/9/26		460,000	405,536
2.375% 10/9/30		270,000	213,860
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		240,000	214,845
2.39% 6/3/30(d)		295,000	231,815
2.88% 4/22/31(d)		200,000	160,962
3.975% 4/11/29(d)		180,000	161,528
			1,388,546
Media - 3.3%
Altice Financing SA:
5% 1/15/28(d)		2,250,000	1,733,130
5.75% 8/15/29(d)		1,125,000	860,873
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	354,650
Cable Onda SA 4.5% 1/30/30 (d)		740,000	579,651
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		1,005,000	770,875
4.5% 8/15/30(d)		4,690,000	3,709,040
4.5% 5/1/32		665,000	507,176
4.75% 3/1/30(d)		4,810,000	3,902,113
5% 2/1/28(d)		4,665,000	4,022,443
5.125% 5/1/27(d)		1,840,000	1,660,600
5.375% 6/1/29(d)		4,800,000	4,201,536
5.5% 5/1/26(d)		1,225,000	1,160,688
6.375% 9/1/29(d)		595,000	546,270
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	896,686
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		570,000	413,250
CSC Holdings LLC:
3.375% 2/15/31(d)		860,000	606,300
4.5% 11/15/31(d)		1,435,000	1,077,943
5.375% 2/1/28(d)		1,190,000	1,038,275
6.5% 2/1/29(d)		1,320,000	1,170,279
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		2,455,000	488,668
DISH DBS Corp.:
5.25% 12/1/26(d)		685,000	561,184
5.75% 12/1/28(d)		685,000	517,682
Gannett Holdings LLC 6% 11/1/26 (d)		400,000	307,000
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		850,000	666,761
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		1,370,000	1,031,702
6.75% 10/15/27(d)		544,000	451,520
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		1,335,000	1,134,750
5.625% 7/15/27(d)		1,275,000	1,172,117
Quebecor Media, Inc. 5.75% 1/15/23		790,000	782,100
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		495,000	406,014
6.5% 9/15/28(d)		1,325,000	924,188
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		165,000	131,538
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		425,000	373,246
3.875% 9/1/31(d)		570,000	442,001
4% 7/15/28(d)		1,125,000	956,903
5% 8/1/27(d)		800,000	734,000
Townsquare Media, Inc. 6.875% 2/1/26 (d)		325,000	297,073
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		1,500,000	728,265
Univision Communications, Inc.:
4.5% 5/1/29(d)		570,000	464,818
7.375% 6/30/30(d)		830,000	792,065
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	564,475
VTR Finance BV 6.375% 7/15/28 (d)		320,000	173,600
VZ Secured Financing BV 5% 1/15/32 (d)		1,105,000	825,541
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		315,000	225,225
6% 1/15/27(d)		635,000	530,225
Ziggo BV 4.875% 1/15/30 (d)		430,000	339,700
			45,234,139
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (d)		525,000	467,250
Bharti Airtel International BV 5.35% 5/20/24 (d)		594,000	591,327
CT Trust 5.125% 2/3/32 (d)		625,000	470,313
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	155,250
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		1,160,000	986,232
Millicom International Cellular SA 4.5% 4/27/31 (d)		645,000	462,788
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		170,000	162,382
6.5% 10/13/26(d)		315,000	302,262
Sprint Corp. 7.625% 3/1/26		540,000	558,539
T-Mobile U.S.A., Inc. 3.5% 4/15/31		220,000	184,868
VimpelCom Holdings BV 7.25% 4/26/23 (d)		445,000	351,828
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		210,000	128,100
5.125% 1/15/28(d)		620,000	419,004
			5,240,143
TOTAL COMMUNICATION SERVICES			81,358,123

CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.2%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	380,100
Dana, Inc. 4.5% 2/15/32		410,000	292,325
Exide Technologies:
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		384,000	0
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		185,848	83,632
Metalsa SA de CV 3.75% 5/4/31 (d)		455,000	302,006
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		715,000	595,945
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		250,000	182,308
Tupy Overseas SA 4.5% 2/16/31 (d)		445,000	329,105
			2,165,421
Automobiles - 0.2%
Ford Motor Co.:
3.25% 2/12/32		1,335,000	958,530
6.1% 8/19/32		595,000	524,552
McLaren Finance PLC 7.5% 8/1/26 (d)		390,000	312,975
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(f)(g)		1,395,000	1,311,300
			3,107,357
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		420,000	378,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,130,000	1,054,290
Service Corp. International 4% 5/15/31		570,000	459,021
Sotheby's 7.375% 10/15/27 (d)		295,000	270,955
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		430,000	355,232
TKC Holdings, Inc. 6.875% 5/15/28 (d)		635,000	512,902
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		475,000	437,905
			3,468,305
Hotels, Restaurants & Leisure - 2.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		570,000	496,020
4% 10/15/30(d)		2,320,000	1,827,186
4.375% 1/15/28(d)		560,000	485,240
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	203,800
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		270,000	225,018
Boyd Gaming Corp. 4.75% 6/15/31 (d)		715,000	578,936
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		835,000	638,009
6.25% 7/1/25(d)		2,520,000	2,428,650
8.125% 7/1/27(d)		3,360,000	3,209,086
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	810,516
Carnival Corp.:
4% 8/1/28(d)		1,455,000	1,174,913
7.625% 3/1/26(d)		1,070,000	827,629
9.875% 8/1/27(d)		1,000,000	982,500
10.5% 2/1/26(d)		730,000	722,269
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		280,000	244,528
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		1,175,000	972,313
6.75% 1/15/30(d)		1,600,000	1,215,144
Garden SpinCo Corp. 8.625% 7/20/30 (d)		260,000	268,614
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		595,000	425,723
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		330,000	272,507
4% 5/1/31(d)		500,000	404,165
4.875% 1/15/30		975,000	848,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	399,113
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		395,000	337,967
Melco Resorts Finance Ltd.:
5.25% 4/26/26(d)		475,000	333,308
5.75% 7/21/28(d)		270,000	172,800
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	367,684
MGM Resorts International:
4.75% 10/15/28		665,000	556,504
6.75% 5/1/25		1,485,000	1,462,770
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,000,000	908,000
NCL Corp. Ltd. 5.875% 2/15/27 (d)		550,000	458,326
Papa John's International, Inc. 3.875% 9/15/29 (d)		255,000	203,830
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		665,000	705,731
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		1,170,000	809,921
5.875% 9/1/31(d)		1,095,000	739,125
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		415,000	305,249
8.25% 1/15/29(d)(h)		735,000	715,706
9.25% 1/15/29(d)(h)		735,000	726,731
10.875% 6/1/23(d)		845,000	864,013
11.5% 6/1/25(d)		1,329,000	1,408,740
11.625% 8/15/27(d)		595,000	541,462
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		560,000	465,024
Station Casinos LLC 4.625% 12/1/31 (d)		410,000	309,667
Studio City Finance Ltd. 5% 1/15/29 (d)		320,000	152,000
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	374,840
Viking Cruises Ltd. 13% 5/15/25 (d)		570,000	590,622
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	443,281
Yum! Brands, Inc. 4.625% 1/31/32		590,000	492,217
			34,105,647
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		410,000	293,622
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	299,807
Century Communities, Inc. 3.875% 8/15/29 (d)		420,000	322,350
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	63,639
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		735,000	538,388
4% 4/15/29(d)		790,000	622,539
TopBuild Corp. 3.625% 3/15/29 (d)		305,000	240,794
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	764,556
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	735,817
			3,881,512
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	230,574
Angi Group LLC 3.875% 8/15/28 (d)		335,000	236,281
B2W Digital Lux SARL 4.375% 12/20/30 (d)		850,000	573,909
JD.com, Inc. 3.375% 1/14/30		850,000	732,794
Meituan:
2.125% 10/28/25(d)		510,000	433,500
3.05% 10/28/30(d)		335,000	222,906
Millennium Escrow Corp. 6.625% 8/1/26 (d)		570,000	450,610
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	131,204
3.257% 1/19/27(d)		200,000	167,500
3.68% 1/21/30(d)		370,000	280,127
4.027% 8/3/50(d)		595,000	334,688
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,160,000	1,650,164
Uber Technologies, Inc.:
4.5% 8/15/29(d)		1,260,000	1,059,188
6.25% 1/15/28(d)		545,000	506,850
7.5% 9/15/27(d)		2,950,000	2,891,000
8% 11/1/26(d)		4,260,000	4,253,269
			14,154,564
Multiline Retail - 0.1%
Macy's Retail Holdings LLC:
5.875% 3/15/30(d)		290,000	229,376
6.125% 3/15/32(d)		280,000	214,388
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	794,600
4.375% 4/1/30		175,000	128,035
5% 1/15/44		80,000	49,500
6.95% 3/15/28		25,000	22,750
			1,438,649
Specialty Retail - 0.4%
Arko Corp. 5.125% 11/15/29 (d)		415,000	323,700
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	155,480
4.625% 11/15/29(d)		450,000	359,717
4.75% 3/1/30		184,000	143,701
5% 2/15/32(d)		485,000	373,479
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		330,000	287,100
6.75% 7/1/36		870,000	716,871
7.5% 6/15/29		500,000	457,500
Carvana Co. 4.875% 9/1/29 (d)		980,000	477,750
Foot Locker, Inc. 4% 10/1/29 (d)		280,000	216,873
LCM Investments Holdings 4.875% 5/1/29 (d)		310,000	240,054
Michaels Companies, Inc. 5.25% 5/1/28 (d)		685,000	480,856
Victoria's Secret & Co. 4.625% 7/15/29 (d)		1,065,000	805,036
			5,038,117
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(d)		280,000	213,130
4.25% 3/15/29(d)		435,000	345,825
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		240,000	191,215
			750,170
TOTAL CONSUMER DISCRETIONARY			68,109,742

CONSUMER STAPLES - 1.6%
Beverages - 0.0%
Central American Bottling Corp. 5.25% 4/27/29 (d)		465,000	399,900
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		315,000	240,934
			640,834
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		525,000	423,150
4.625% 1/15/27(d)		1,310,000	1,170,906
4.875% 2/15/30(d)		5,365,000	4,538,844
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	376,987
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		420,000	419,983
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,185,000	1,078,943
Performance Food Group, Inc.:
4.25% 8/1/29(d)		400,000	333,040
5.5% 10/15/27(d)		475,000	431,694
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	610,130
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	425,289
			9,808,966
Food Products - 0.8%
Adecoagro SA 6% 9/21/27 (d)		785,000	712,780
Camposol SA 6% 2/3/27 (d)		225,000	176,034
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	318,953
Darling Ingredients, Inc. 6% 6/15/30 (d)		675,000	642,391
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		250,000	213,593
5.5% 1/15/30(d)		1,085,000	1,002,269
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		555,000	469,663
4.375% 1/31/32(d)		275,000	227,219
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		1,020,000	814,235
Post Holdings, Inc.:
4.5% 9/15/31(d)		1,215,000	978,075
4.625% 4/15/30(d)		3,850,000	3,161,813
5.5% 12/15/29(d)		1,085,000	937,985
5.75% 3/1/27(d)		143,000	136,395
Simmons Foods, Inc. 4.625% 3/1/29 (d)		430,000	351,525
TreeHouse Foods, Inc. 4% 9/1/28		220,000	174,807
			10,317,737
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		335,000	233,100
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		430,000	293,165
			526,265
Personal Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (d)		685,000	626,570
Natura Cosmeticos SA 4.125% 5/3/28 (d)		650,000	505,375
			1,131,945
TOTAL CONSUMER STAPLES			22,425,747

ENERGY - 6.4%
Energy Equipment & Services - 0.6%
CGG SA 8.75% 4/1/27 (d)		590,000	495,600
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	582,188
Guara Norte SARL 5.198% 6/15/34 (d)		468,075	374,460
Nabors Industries Ltd.:
7.25% 1/15/26(d)		595,000	517,738
7.5% 1/15/28(d)		510,000	416,313
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		300,000	228,019
NuStar Logistics LP 6% 6/1/26		640,000	585,846
Oleoducto Central SA 4% 7/14/27 (d)		900,000	696,544
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,155,000	1,124,739
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		200,000	197,163
6.95% 3/18/30 (Reg. S)		400,000	386,075
Summit Midstream Holdings LLC:
5.75% 4/15/25		285,000	231,563
8.5%(d)(i)		415,000	389,581
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		665,000	645,649
7.625% 11/7/24(d)		855,000	846,621
8.375% 11/7/28(d)		180,000	176,603
Vier Gas Transport GmbH 4.625% 9/26/32 (Reg. S)	EUR	400,000	381,753
			8,276,455
Oil, Gas & Consumable Fuels - 5.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		430,000	379,647
5.75% 1/15/28(d)		955,000	869,050
Canacol Energy Ltd. 5.75% 11/24/28 (d)		380,000	287,684
Cheniere Energy Partners LP:
3.25% 1/31/32		420,000	322,499
4% 3/1/31		910,000	763,017
Cheniere Energy, Inc. 4.625% 10/15/28		1,325,000	1,215,462
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		310,000	287,483
6.75% 4/15/29(d)		440,000	421,793
7% 10/1/24(c)(e)		360,000	0
8% 1/15/25(c)(e)		180,000	0
8% 6/15/27(c)(e)		115,000	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		2,195,000	2,178,011
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		470,000	438,751
7% 6/15/25(d)		1,340,000	1,280,410
CNX Midstream Partners LP 4.75% 4/15/30 (d)		295,000	231,548
CNX Resources Corp.:
6% 1/15/29(d)		315,000	287,438
7.375% 1/15/31(d)		295,000	288,532
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		405,000	361,463
Comstock Resources, Inc.:
5.875% 1/15/30(d)		1,525,000	1,328,206
6.75% 3/1/29(d)		1,030,000	949,977
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		1,265,000	1,070,854
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		2,960,000	2,678,800
5.75% 4/1/25		250,000	237,230
6% 2/1/29(d)		2,415,000	2,161,425
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		245,000	216,166
CVR Energy, Inc.:
5.25% 2/15/25(d)		895,000	805,607
5.75% 2/15/28(d)		2,320,000	1,981,723
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		885,000	848,037
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		870,000	866,085
DT Midstream, Inc.:
4.125% 6/15/29(d)		430,000	363,350
4.375% 6/15/31(d)		430,000	354,630
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	747,739
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		1,090,000	866,550
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		880,000	836,986
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		570,000	503,025
Energean PLC 6.5% 4/30/27 (d)		550,000	488,125
Energy Transfer LP 5.5% 6/1/27		860,000	835,920
EnLink Midstream LLC 6.5% 9/1/30 (d)		595,000	581,018
FEL Energy VI SARL 5.75% 12/1/40 (d)		268,438	183,427
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		360,617	295,706
2.625% 3/31/36(d)		1,080,000	832,815
Hess Midstream Partners LP:
4.25% 2/15/30(d)		460,000	371,450
5.125% 6/15/28(d)		595,000	521,003
5.5% 10/15/30(d)		275,000	236,074
5.625% 2/15/26(d)		795,000	754,658
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		590,000	544,381
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		400,000	352,396
6.375% 4/15/27(d)		280,000	267,400
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	318,263
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		335,000	219,258
4.75% 4/24/25(d)		105,000	97,322
5.75% 4/19/47(d)		170,000	111,945
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,610,000	1,320,200
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		370,000	364,450
6.125% 6/30/25 (Reg. S)(d)		485,000	455,900
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		625,000	462,500
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (d)		640,000	498,120
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		105,000	89,906
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		485,000	435,682
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	603,925
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	327,450
5.625% 5/1/27		305,000	291,498
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S)(e)		655,000	157,200
7.625% 11/8/26(d)		230,000	43,312
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		1,185,000	1,094,822
6.75% 9/15/25(d)		1,365,000	1,292,928
NGPL PipeCo LLC 4.875% 8/15/27 (d)		150,000	139,663
Nostrum Oil & Gas Finance BV 8% 12/31/49 (d)(e)		2,620,000	691,837
Occidental Petroleum Corp.:
3.5% 8/15/29		370,000	338,054
5.875% 9/1/25		670,000	672,027
6.2% 3/15/40		350,000	338,625
6.375% 9/1/28		670,000	671,941
6.45% 9/15/36		1,171,000	1,171,000
6.6% 3/15/46		705,000	726,150
6.625% 9/1/30		1,340,000	1,360,234
7.2% 3/15/29		240,000	247,200
7.5% 5/1/31		65,000	67,925
Parkland Corp.:
4.5% 10/1/29(d)		440,000	355,221
4.625% 5/1/30(d)		550,000	445,871
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	1,251,312
7.25% 6/15/25		1,145,000	1,093,475
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	433,934
PDC Energy, Inc. 6.125% 9/15/24		100,000	98,418
Petrobras Global Finance BV:
6.75% 6/3/50		430,000	349,456
6.875% 1/20/40		309,000	277,675
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		480,000	9,600
6% 5/16/24(d)(e)		585,000	11,700
6% 11/15/26(d)(e)		930,000	18,600
12.75% 12/31/49(d)(e)		110,000	2,200
Petroleos Mexicanos:
4.875% 1/18/24		1,290,000	1,246,140
6.5% 3/13/27		240,000	200,976
6.5% 6/2/41		170,000	97,291
6.625% 6/15/35		1,965,000	1,247,775
6.7% 2/16/32		821,000	573,386
6.75% 9/21/47		798,000	442,890
6.875% 10/16/25		520,000	487,890
6.875% 8/4/26		555,000	497,807
6.95% 1/28/60		545,000	299,701
7.69% 1/23/50		3,773,000	2,296,625
8.625% 12/1/23(f)		250,000	252,031
Petronas Capital Ltd.:
3.404% 4/28/61(d)		295,000	200,194
3.5% 4/21/30(d)		230,000	207,661
PT Adaro Indonesia 4.25% 10/31/24 (d)		790,000	747,933
Qatar Petroleum:
1.375% 9/12/26(d)		1,260,000	1,097,306
2.25% 7/12/31(d)		1,135,000	913,675
3.125% 7/12/41(d)		630,000	457,262
3.3% 7/12/51(d)		625,000	440,352
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		1,365,000	1,209,731
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		940,000	844,825
3.5% 4/16/29(d)		2,130,000	1,930,313
3.5% 11/24/70(d)		460,000	296,700
4.25% 4/16/39(d)		1,260,000	1,074,150
4.375% 4/16/49(d)		355,000	295,981
Sibur Securities DAC 2.95% 7/8/25 (d)		225,000	118,125
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		355,000	320,441
2.7% 5/13/30(d)		220,000	190,511
SM Energy Co.:
5.625% 6/1/25		330,000	316,800
6.625% 1/15/27		1,125,000	1,079,865
6.75% 9/15/26		250,000	240,625
Southwestern Energy Co.:
5.375% 3/15/30		560,000	504,588
5.7% 1/23/25(j)		14,000	13,707
7.75% 10/1/27		680,000	691,067
SUEK Securities DAC 3.375% 9/15/26 (c)(d)(e)		890,000	267,000
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	501,878
4.5% 4/30/30		555,000	453,713
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31(d)		420,000	354,900
7.5% 10/1/25(d)		495,000	486,338
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	537,500
Teine Energy Ltd. 6.875% 4/15/29 (d)		445,000	399,739
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		650,000	462,028
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	51,768
Tullow Oil PLC:
7% 3/1/25(d)		180,000	115,200
10.25% 5/15/26(d)		991,000	831,201
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	150,750
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		355,000	304,547
4.125% 8/15/31(d)		355,000	294,462
YPF SA:
8.5% 3/23/25(d)		391,250	309,405
8.75% 4/4/24(d)		1,102,500	931,819
			78,936,922
TOTAL ENERGY			87,213,377

FINANCIALS - 3.8%
Banks - 0.2%
Access Bank PLC 6.125% 9/21/26 (d)		630,000	473,012
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		90,000	89,888
Development Bank of Mongolia 7.25% 10/23/23 (d)		105,000	97,125
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	198,534
Nordea Bank ABP 2.5% 5/23/29 (Reg. S)	EUR	1,344,000	1,188,308
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		40,000	30,475
Svenska Handelsbanken AB 3.25% 6/1/33 (Reg. S) (f)	EUR	945,000	838,795
			2,916,137
Capital Markets - 0.5%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		390,000	303,118
7% 8/15/25(d)		245,000	226,234
Blackstone Holdings Finance Co. LLC 3.5% 6/1/34 (Reg. S)	EUR	1,104,000	941,386
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		725,000	570,938
Coinbase Global, Inc.:
3.375% 10/1/28(d)		420,000	262,691
3.625% 10/1/31(d)		420,000	232,872
Credit Suisse Group AG 2.875% 4/2/32 (Reg. S) (f)	EUR	1,840,000	1,392,138
Deutsche Bank AG 4% 6/24/32 (Reg. S) (f)	EUR	1,700,000	1,412,587
Hightower Holding LLC 6.75% 4/15/29 (d)		285,000	232,499
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		395,000	339,700
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		445,000	331,525
MSCI, Inc.:
3.25% 8/15/33(d)		420,000	324,337
4% 11/15/29(d)		340,000	293,658
			6,863,683
Consumer Finance - 1.3%
Ally Financial, Inc.:
8% 11/1/31		823,000	859,467
8% 11/1/31		5,273,000	5,527,988
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,155,000	1,020,450
3.625% 6/17/31		740,000	549,783
4% 11/13/30		2,525,000	1,969,500
5.113% 5/3/29		610,000	529,297
OneMain Finance Corp.:
4% 9/15/30		330,000	231,564
5.375% 11/15/29		500,000	387,500
6.625% 1/15/28		385,000	330,330
6.875% 3/15/25		2,580,000	2,424,813
7.125% 3/15/26		3,405,000	3,070,528
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		500,000	444,313
5.1% 7/16/23(d)		120,000	116,100
			17,461,633
Diversified Financial Services - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,000,000	3,825,750
Altus Midstream LP 5.875% 6/15/30 (d)		425,000	389,155
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		275,000	201,012
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	562,489
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	507,074
5.25% 5/15/27		2,150,000	1,886,625
6.25% 5/15/26		1,305,000	1,212,638
6.375% 12/15/25		2,785,000	2,638,995
Intercement Financial Operatio 5.75% 7/17/24 (d)		370,000	255,948
James Hardie International Finance Ltd. 5% 1/15/28 (d)		455,000	411,775
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		530,000	467,063
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind(d)		367,028	10,203
5.25% 12/27/33 pay-in-kind(d)		336,672	8,248
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	144,584
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	205,172
Sparc Em Spc 0% 12/5/22 (d)		24,805	24,433
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		995,000	767,639
			13,518,803
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		425,000	327,250
7% 11/15/25(d)		1,805,000	1,648,678
10.125% 8/1/26(d)		605,000	582,313
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		665,000	568,028
5.875% 11/1/29(d)		415,000	337,072
6.75% 10/15/27(d)		965,000	831,626
Allianz SE 4.252% 7/5/52 (Reg. S) (f)	EUR	1,800,000	1,570,252
AmWINS Group, Inc. 4.875% 6/30/29 (d)		415,000	344,476
AXA SA 4.25% 3/10/43 (Reg. S) (f)	EUR	1,492,000	1,267,652
Berkshire Hathaway Finance Corp. 2% 3/18/34	EUR	1,272,000	990,408
HUB International Ltd.:
5.625% 12/1/29(d)		595,000	496,825
7% 5/1/26(d)		595,000	564,307
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	200,000	159,536
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		345,000	322,465
			10,010,888
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		465,000	415,422

TOTAL FINANCIALS			51,186,566

HEALTH CARE - 2.0%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		280,000	216,224

Health Care Equipment & Supplies - 0.1%
American Medical Systems Europe 1.875% 3/8/34	EUR	772,000	598,719
Avantor Funding, Inc. 3.875% 11/1/29 (d)		275,000	223,355
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	198,338
			1,020,412
Health Care Providers & Services - 1.5%
180 Medical, Inc. 3.875% 10/15/29 (d)		300,000	248,541
Cano Health, Inc. 6.25% 10/1/28 (d)		185,000	174,753
Centene Corp.:
4.25% 12/15/27		615,000	562,541
4.625% 12/15/29		2,150,000	1,931,990
Community Health Systems, Inc.:
4.75% 2/15/31(d)		1,150,000	773,375
5.25% 5/15/30(d)		825,000	574,406
5.625% 3/15/27(d)		400,000	307,880
6% 1/15/29(d)		485,000	356,469
6.125% 4/1/30(d)		1,145,000	539,982
8% 3/15/26(d)		3,270,000	2,831,125
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		210,000	149,625
4.625% 6/1/30(d)		1,590,000	1,230,263
HealthEquity, Inc. 4.5% 10/1/29 (d)		295,000	249,198
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	607,984
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		325,000	264,063
Modivcare, Inc. 5.875% 11/15/25 (d)		485,000	447,613
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		640,000	537,133
3.875% 5/15/32(d)		550,000	450,520
4.375% 6/15/28(d)		465,000	419,663
Option Care Health, Inc. 4.375% 10/31/29 (d)		300,000	253,500
Radiology Partners, Inc. 9.25% 2/1/28 (d)		1,190,000	775,744
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	508,236
Tenet Healthcare Corp.:
4.625% 7/15/24		126,000	121,839
4.625% 9/1/24(d)		650,000	629,096
4.875% 1/1/26(d)		1,625,000	1,510,064
5.125% 11/1/27(d)		975,000	874,855
6.125% 10/1/28(d)		1,140,000	998,741
6.125% 6/15/30(d)		845,000	774,020
6.25% 2/1/27(d)		1,850,000	1,726,328
			20,829,547
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		640,000	596,800

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		525,000	436,700
4% 3/15/31(d)		605,000	487,886
4.25% 5/1/28(d)		185,000	161,111
Syneos Health, Inc. 3.625% 1/15/29 (d)		500,000	398,140
			1,483,837
Pharmaceuticals - 0.3%
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	900,000	727,802
Catalent Pharma Solutions:
3.5% 4/1/30(d)		280,000	220,282
5% 7/15/27(d)		205,000	182,856
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		1,015,000	867,825
5.125% 4/30/31(d)		885,000	724,957
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		555,000	471,367
5.125% 5/9/29		275,000	226,864
			3,421,953
TOTAL HEALTH CARE			27,568,773

INDUSTRIALS - 3.9%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28(d)		280,000	234,269
7.125% 6/15/26(d)		570,000	522,787
7.5% 3/15/25(d)		776,000	754,575
7.875% 4/15/27(d)		1,330,000	1,223,600
BWX Technologies, Inc. 4.125% 6/30/28 (d)		630,000	550,229
DAE Funding LLC 1.55% 8/1/24 (d)		650,000	594,263
Embraer Netherlands Finance BV 5.05% 6/15/25		715,000	677,373
Moog, Inc. 4.25% 12/15/27 (d)		185,000	163,816
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	564,688
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	852,718
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,711,561
TransDigm, Inc.:
4.625% 1/15/29		930,000	748,678
5.5% 11/15/27		7,825,000	6,788,188
6.25% 3/15/26(d)		955,000	926,350
6.375% 6/15/26		2,060,000	1,946,211
7.5% 3/15/27		960,000	913,920
			19,173,226
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		280,000	206,903
5.125% 8/11/61(d)		205,000	146,037
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	313,900
			666,840
Airlines - 0.6%
Air Canada 3.875% 8/15/26 (d)		425,000	364,969
Allegiant Travel Co. 7.25% 8/15/27 (d)		445,000	419,413
Azul Investments LLP:
5.875% 10/26/24(d)		765,000	556,538
7.25% 6/15/26(d)		265,000	159,000
Delta Air Lines, Inc. 7% 5/1/25 (d)		164,000	165,058
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		2,365,000	2,197,277
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		1,942,750	1,901,525
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		462,000	464,693
United Airlines, Inc.:
4.375% 4/15/26(d)		1,450,000	1,294,125
4.625% 4/15/29(d)		870,000	719,873
			8,242,471
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(d)		125,000	114,955
6.375% 6/15/30(d)		280,000	271,278
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	242,099
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		185,000	137,015
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)		420,000	351,758
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		475,000	368,139
			1,485,244
Commercial Services & Supplies - 0.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		815,000	525,980
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		1,032,000	794,970
4.625% 6/1/28(d)		683,000	515,665
CoreCivic, Inc. 8.25% 4/15/26		1,495,000	1,488,370
Covanta Holding Corp.:
4.875% 12/1/29(d)		425,000	343,511
5% 9/1/30		670,000	525,113
GFL Environmental, Inc.:
4% 8/1/28(d)		420,000	350,062
4.75% 6/15/29(d)		575,000	484,438
IAA, Inc. 5.5% 6/15/27 (d)		250,000	228,125
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	506,830
Madison IAQ LLC:
4.125% 6/30/28(d)		535,000	429,709
5.875% 6/30/29(d)		425,000	296,038
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		285,000	283,739
4.75% 7/15/31(d)		285,000	279,408
Pitney Bowes, Inc.:
6.875% 3/15/27(d)		220,000	134,804
7.25% 3/15/29(d)		295,000	176,263
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		335,000	283,766
The Brink's Co. 4.625% 10/15/27 (d)		620,000	550,486
The GEO Group, Inc.:
9.5% 12/31/28(d)		521,000	481,919
10.5% 6/30/28		1,563,000	1,545,665
			10,224,861
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		625,000	583,316
Arcosa, Inc. 4.375% 4/15/29 (d)		415,000	352,750
Bouygues SA 3.25% 6/30/37	EUR	400,000	335,480
Pike Corp. 5.5% 9/1/28 (d)		1,415,000	1,146,150
SRS Distribution, Inc.:
4.625% 7/1/28(d)		550,000	472,445
6% 12/1/29(d)		505,000	402,748
6.125% 7/1/29(d)		300,000	240,931
			3,533,820
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		590,000	488,251

Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 3% 9/8/33 (Reg. S)	EUR	1,300,000	1,190,779
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		445,000	407,676
			1,598,455
Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		460,000	381,411
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		155,000	151,482
			532,893
Marine - 0.1%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		360,000	343,535
3.75% 4/6/27(d)		570,000	513,819
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		215,000	202,369
Seaspan Corp. 5.5% 8/1/29 (d)		425,000	327,278
			1,387,001
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	438,881
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		620,000	533,363
4% 7/1/29(d)		280,000	239,557
TriNet Group, Inc. 3.5% 3/1/29 (d)		455,000	370,598
			1,582,399
Road & Rail - 0.1%
Hertz Corp.:
4.625% 12/1/26(d)		230,000	186,843
5% 12/1/29(d)		450,000	334,688
5.5% 10/15/24(c)(d)(e)		650,000	1,625
6% 1/15/28(c)(d)(e)		575,000	33,781
6.25% 12/31/49(c)(e)		670,000	838
7.125% 8/1/26(c)(d)(e)		620,000	24,800
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		120,000	118,266
XPO Logistics, Inc. 6.25% 5/1/25 (d)		515,000	516,442
			1,217,283
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		310,000	226,245
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	781,075
			1,007,320
Transportation Infrastructure - 0.1%
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		765,000	685,297
3.875% 7/18/29 (Reg. S)		600,000	539,550
DP World Ltd. 5.625% 9/25/48 (d)		400,000	346,700
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		425,000	344,336
			1,915,883
TOTAL INDUSTRIALS			53,055,947

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (d)		585,000	509,425

Electronic Equipment & Components - 0.1%
Coherent Corp. 5% 12/15/29 (d)		435,000	359,832
TTM Technologies, Inc. 4% 3/1/29 (d)		455,000	366,425
			726,257
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		430,000	359,050
Block, Inc. 3.5% 6/1/31		570,000	441,930
CA Magnum Holdings 5.375% (d)(i)		955,000	797,425
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	520,701
Gartner, Inc.:
3.625% 6/15/29(d)		405,000	337,163
3.75% 10/1/30(d)		685,000	560,772
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		610,000	498,907
5.25% 12/1/27(d)		500,000	460,510
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	178,579
Unisys Corp. 6.875% 11/1/27 (d)		365,000	284,861
			4,439,898
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 3.875% 9/1/28 (d)		690,000	590,269
Synaptics, Inc. 4% 6/15/29 (d)		350,000	281,769
			872,038
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	588,225
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		425,000	404,045
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		500,000	412,400
4.875% 7/1/29(d)		475,000	371,925
Elastic NV 4.125% 7/15/29 (d)		810,000	639,770
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	494,206
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		575,000	468,625
MicroStrategy, Inc. 6.125% 6/15/28 (d)		995,000	819,830
NCR Corp.:
5% 10/1/28(d)		335,000	263,571
5.25% 10/1/30(d)		335,000	252,810
5.75% 9/1/27(d)		485,000	439,406
6.125% 9/1/29(d)		485,000	417,593
NortonLifeLock, Inc. 5% 4/15/25 (d)		530,000	504,825
Open Text Corp.:
3.875% 2/15/28(d)		300,000	248,106
3.875% 12/1/29(d)		300,000	231,069
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		300,000	239,583
4.125% 12/1/31(d)		245,000	184,514
PTC, Inc.:
3.625% 2/15/25(d)		350,000	326,035
4% 2/15/28(d)		345,000	301,732
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		1,165,000	892,209
			8,500,479
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		485,000	369,297
5.875% 4/24/25 (Reg. S)		200,000	197,058
			566,355
TOTAL INFORMATION TECHNOLOGY			15,614,452

MATERIALS - 3.3%
Chemicals - 1.3%
BASF AG:
1.5% 3/17/31 (Reg. S)	EUR	200,000	158,307
3.75% 6/29/32 (Reg. S)	EUR	1,300,000	1,201,571
Braskem Idesa SAPI 7.45% 11/15/29 (d)		125,000	94,688
Cheever Escrow Issuer LLC 7.125% 10/1/27 (d)		300,000	268,500
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		620,000	537,191
Equate Petrochemical BV:
2.625% 4/28/28(d)		275,000	231,997
4.25% 11/3/26(d)		235,000	221,458
Gpd Companies, Inc. 10.125% 4/1/26 (d)		790,000	719,178
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	549,812
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		205,000	179,898
Lanxess AG 1.75% 3/22/28 (Reg. S)	EUR	1,200,000	994,841
Linde PLC:
1.375% 3/31/31 (Reg. S)	EUR	800,000	652,621
1.625% 3/31/35 (Reg. S)	EUR	1,100,000	830,111
LSB Industries, Inc. 6.25% 10/15/28 (d)		960,000	823,704
MEGlobal Canada, Inc. 5% 5/18/25 (d)		445,000	434,845
OCP SA:
3.75% 6/23/31(d)		525,000	392,372
4.5% 10/22/25(d)		115,000	109,487
5.625% 4/25/24(d)		670,000	664,263
6.875% 4/25/44(d)		95,000	77,116
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		560,000	430,500
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		630,000	530,381
2.875% 5/11/31(d)		340,000	247,201
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		400,000	320,075
SABIC Capital II BV 4% 10/10/23 (d)		560,000	553,006
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		635,000	556,736
5.875% 3/27/24		690,000	664,125
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		375,000	309,521
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		640,000	494,400
The Chemours Co. LLC:
5.375% 5/15/27		1,700,000	1,479,646
5.75% 11/15/28(d)		995,000	813,830
The Scotts Miracle-Gro Co. 4% 4/1/31		595,000	418,880
Valvoline, Inc. 4.25% 2/15/30 (d)		435,000	411,075
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		1,300,000	975,000
			17,346,336
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		230,000	181,096
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		645,000	567,600
			748,696
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		300,000	244,088
4% 9/1/29(d)		605,000	444,675
6% 6/15/27(d)		280,000	263,677
Cascades, Inc.:
5.125% 1/15/26(d)		300,000	271,603
5.375% 1/15/28(d)		300,000	253,767
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		330,000	300,280
8.75% 4/15/30(d)		1,350,000	1,116,491
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,210,000
7.5% 12/15/96		160,000	157,200
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	293,423
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		355,000	292,986
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	202,799
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	335,410
			5,386,399
Metals & Mining - 1.5%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		775,000	649,965
6.125% 5/15/28(d)		200,000	188,963
Algoma Steel SCA 0% 12/31/23 (c)		102,200	0
Antofagasta PLC:
2.375% 10/14/30(d)		685,000	501,763
5.625% 5/13/32(d)		260,000	240,175
Arconic Corp.:
6% 5/15/25(d)		400,000	385,026
6.125% 2/15/28(d)		875,000	772,914
ATI, Inc.:
4.875% 10/1/29		280,000	232,476
5.125% 10/1/31		245,000	200,148
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)(e)		445,000	64,608
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		465,000	390,600
4.875% 3/1/31(d)		465,000	384,062
5.875% 6/1/27		960,000	863,902
Compania de Minas Buenaventura SA 5.5% 7/23/26 (d)		245,000	203,166
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,226,406
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		105,000	87,498
3.15% 1/14/30(d)		280,000	233,240
3.7% 1/30/50(d)		650,000	429,528
Eldorado Gold Corp. 6.25% 9/1/29 (d)		420,000	319,200
Endeavour Mining PLC 5% 10/14/26 (d)		350,000	276,019
ERO Copper Corp. 6.5% 2/15/30 (d)		415,000	311,509
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		610,000	595,131
6.875% 3/1/26(d)		1,265,000	1,158,557
7.5% 4/1/25(d)		1,330,000	1,266,825
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		445,000	341,609
4.5% 9/15/27(d)		485,000	426,800
5.125% 5/15/24(d)		495,000	484,605
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	246,893
Gcm Mining Corp. 6.875% 8/9/26 (d)		655,000	478,969
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		160,000	155,130
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		360,000	299,297
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		570,000	527,250
JSW Steel Ltd. 3.95% 4/5/27 (d)		460,000	363,400
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	485,472
Metinvest BV:
7.75% 4/23/23(d)		669,000	367,950
8.5% 4/23/26 (Reg. S)		200,000	90,000
Mineral Resources Ltd.:
8% 11/1/27(d)		280,000	269,354
8.125% 5/1/27(d)		960,000	930,322
8.5% 5/1/30(d)		210,000	202,944
Murray Energy Corp.:
11.25% 12/31/49(c)(d)(e)		490,000	0
12% 4/15/24 pay-in-kind(c)(d)(e)(f)		548,100	0
PT Freeport Indonesia:
4.763% 4/14/27(d)		225,000	203,625
5.315% 4/14/32(d)		385,000	318,588
6.2% 4/14/52(d)		265,000	203,388
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25(d)		125,000	121,156
5.45% 5/15/30(d)		460,000	407,761
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		200,000	168,698
Stillwater Mining Co. 4% 11/16/26 (d)		820,000	675,629
TMK Capital SA 4.3% 2/12/27 (Reg. S) (c)		400,000	80,000
Usiminas International SARL 5.875% 7/18/26 (d)		560,000	519,680
VM Holding SA 6.5% 1/18/28 (d)		525,000	480,063
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		185,000	151,503
			19,981,767
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		415,000	238,625
LABL, Inc. 5.875% 11/1/28 (d)		665,000	538,583
			777,208
TOTAL MATERIALS			44,240,406

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		415,000	321,249
Iron Mountain, Inc.:
4.875% 9/15/29(d)		1,300,000	1,067,937
5% 7/15/28(d)		630,000	541,800
5.25% 7/15/30(d)		585,000	484,070
5.625% 7/15/32(d)		585,000	468,000
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	463,006
4.625% 8/1/29		970,000	780,433
5% 10/15/27		1,860,000	1,607,505
SBA Communications Corp. 3.875% 2/15/27		890,000	789,350
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		940,000	742,572
6.5% 2/15/29(d)		1,965,000	1,316,960
Uniti Group, Inc.:
6% 1/15/30(d)		695,000	441,534
7.875% 2/15/25(d)		920,000	897,920
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(d)		665,000	557,872
4.25% 12/1/26(d)		1,140,000	1,028,957
4.625% 12/1/29(d)		650,000	563,901
			12,073,066
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	602,908
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		850,000	612,000
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		550,000	373,500
Segro Capital SARL 1.875% 3/23/30 (Reg. S)	EUR	1,246,000	995,578
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		635,000	512,575
5.875% 6/15/27(d)		495,000	460,969
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	242,254
			3,799,784
TOTAL REAL ESTATE			15,872,850

UTILITIES - 2.3%
Electric Utilities - 1.7%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		325,000	231,254
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		280,000	217,064
4.75% 3/15/28(d)		365,000	324,996
Comision Federal de Electricid:
3.348% 2/9/31(d)		130,000	93,543
4.688% 5/15/29(d)		565,000	470,822
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		355,000	309,183
6.75% 8/6/23(d)		1,840,000	1,737,995
7.125% 2/11/25(d)		75,000	66,342
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		605,000	520,137
Lamar Funding Ltd. 3.958% 5/7/25 (d)		600,000	556,050
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		655,000	508,444
NRG Energy, Inc.:
3.375% 2/15/29(d)		305,000	246,940
3.625% 2/15/31(d)		605,000	471,900
3.875% 2/15/32(d)		700,000	546,032
5.75% 1/15/28		1,740,000	1,605,813
6.625% 1/15/27		410,000	401,499
ORSTED A/S 2.875% 6/14/33 (Reg. S)	EUR	988,000	885,266
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	351,455
3.95% 12/1/47		2,880,000	1,829,190
4% 12/1/46		1,315,000	837,622
4.25% 3/15/46		125,000	84,006
4.3% 3/15/45		315,000	209,052
4.55% 7/1/30		3,929,000	3,366,911
PG&E Corp.:
5% 7/1/28		1,345,000	1,156,641
5.25% 7/1/30		510,000	434,245
TenneT Holding BV:
2.375% 5/17/33 (Reg. S)	EUR	1,240,000	1,058,396
2.75% 5/17/42 (Reg. S)	EUR	1,135,000	915,267
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		1,105,000	919,913
5% 7/31/27(d)		1,220,000	1,101,965
5.5% 9/1/26(d)		820,000	760,550
5.625% 2/15/27(d)		1,495,000	1,399,694
			23,618,187
Gas Utilities - 0.1%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		640,000	618,080
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		335,000	259,478
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	183,513
8% 3/1/32		335,000	365,530
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		570,000	467,856
			1,894,457
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		370,000	311,512
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		245,000	177,901
Energo-Pro A/S 8.5% 2/4/27 (d)		245,000	227,360
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,020,000	606,584
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		485,000	412,493
RWE AG:
1% 11/26/33 (Reg. S)	EUR	1,000,000	674,653
2.75% 5/24/30 (Reg. S)	EUR	551,000	487,214
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		488,750	424,235
			3,321,952
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		593,000	488,966
4.875% 4/23/30(d)		95,000	93,444
			582,410
Water Utilities - 0.1%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	600,000	505,489
Thames Water Utility Finance PLC 1.25% 1/31/32 (Reg. S)	EUR	1,477,000	1,044,712
			1,550,201
TOTAL UTILITIES			30,967,207

TOTAL NONCONVERTIBLE BONDS			497,613,190
TOTAL CORPORATE BONDS (Cost $589,247,167)			499,615,410

U.S. Government and Government Agency Obligations - 27.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	210,000	191,368
Freddie Mac 4% 11/25/24	2,200,000	2,178,208
Tennessee Valley Authority:
5.25% 9/15/39	126,000	134,063
5.375% 4/1/56	302,000	327,521
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,831,160
U.S. Treasury Obligations - 26.8%
U.S. Treasury Bills, yield at date of purchase 1.86% to 3.2% 10/6/22 to 12/22/22 (k)	1,940,000	1,937,404
U.S. Treasury Bonds:
1.875% 11/15/51	6,237,000	4,124,460
2% 11/15/41	5,645,000	4,040,144
2% 8/15/51	19,356,000	13,221,055
2.25% 2/15/52	12,700,000	9,227,344
2.5% 2/15/45 (k)(l)	17,524,000	13,359,996
2.875% 5/15/52	8,824,000	7,399,751
3% 5/15/45	1,800,000	1,502,578
3% 2/15/49	13,991,000	11,936,072
3.25% 5/15/42	2,902,000	2,575,525
3.375% 8/15/42	1,500,000	1,358,672
4.75% 2/15/37 (k)	8,126,000	9,006,846
6.25% 8/15/23 (k)	2,249,000	2,287,743
U.S. Treasury Notes:
0.125% 11/30/22	4,000,000	3,980,654
0.125% 12/31/22	3,400,000	3,372,302
0.125% 2/28/23	7,200,000	7,092,281
0.125% 3/31/23	3,000,000	2,944,922
0.125% 5/31/23	3,800,000	3,701,438
0.125% 8/15/23	374,000	360,852
0.125% 10/15/23	280,000	268,209
0.25% 5/15/24	73,000	68,386
0.25% 7/31/25	1,221,000	1,091,364
0.25% 9/30/25	1,207,000	1,072,721
0.25% 10/31/25	1,700,000	1,505,496
0.375% 10/31/23	2,000,000	1,917,031
0.375% 12/31/25	8,019,000	7,090,863
0.375% 1/31/26	2,100,000	1,849,805
0.5% 11/30/23	11,500,000	11,006,309
0.625% 7/31/26	2,400,000	2,098,969
0.75% 3/31/26	4,704,000	4,176,821
0.75% 8/31/26	3,400,000	2,981,773
0.875% 9/30/26	16,300,000	14,339,543
1% 7/31/28	4,418,000	3,721,302
1.125% 10/31/26	1,700,000	1,507,223
1.125% 8/31/28 (k)	54,982,000	46,547,784
1.25% 12/31/26	2,667,000	2,368,942
1.25% 9/30/28	2,930,000	2,494,048
1.375% 8/31/23	500,000	486,953
1.375% 10/31/28	3,514,000	3,010,235
1.5% 2/29/24	29,600,000	28,464,562
1.5% 9/30/24	1,995,000	1,891,276
1.5% 10/31/24	280,000	264,775
1.5% 1/31/27	4,595,000	4,118,987
1.5% 11/30/28	860,000	741,246
1.625% 11/15/22	3,584,000	3,577,614
1.625% 5/31/23	760,000	747,828
1.625% 9/30/26	4,153,000	3,770,470
1.75% 1/31/29	2,583,000	2,255,585
1.875% 2/28/27	27,200,000	24,771,125
2.125% 7/31/24	9,671,000	9,304,182
2.25% 4/30/24	9,144,000	8,853,249
2.25% 3/31/26	3,329,000	3,118,727
2.5% 1/31/24	630,000	615,062
2.5% 2/28/26	7,215,000	6,819,302
2.5% 3/31/27	900,000	840,727
2.625% 7/31/29	1,400,000	1,286,469
2.75% 2/15/24	25,768,000	25,214,391
2.75% 7/31/27	5,800,000	5,461,516
2.75% 5/31/29	155,000	143,538
2.75% 8/15/32	7,965,000	7,282,997
2.875% 11/30/25	3,162,000	3,034,408
2.875% 4/30/29	3,300,000	3,080,602
2.875% 5/15/32	4,651,000	4,299,995
3.125% 11/15/28	1,580,000	1,501,309
TOTAL U.S. TREASURY OBLIGATIONS		364,493,758
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,030,000	966,813
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $414,997,281)		368,291,731

U.S. Government Agency - Mortgage Securities - 3.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.8%
1.5% 11/1/40 to 11/1/41	4,233,681	3,419,746
2.5% 11/1/36 to 12/1/51	2,929,999	2,509,815
3% 11/1/34 to 2/1/52	1,291,678	1,184,310
3.5% 11/1/51 to 3/1/52	4,549,112	4,104,714
TOTAL FANNIE MAE		11,218,585
Freddie Mac - 0.4%
1.5% 12/1/40 to 4/1/41	1,183,992	957,838
2.5% 5/1/41 to 12/1/51	2,027,502	1,747,169
3% 9/1/34	411,114	384,687
3.5% 3/1/50 to 3/1/52	2,956,605	2,673,504
TOTAL FREDDIE MAC		5,763,198
Ginnie Mae - 0.4%
2% 10/1/52 (h)	750,000	624,352
2% 10/1/52 (h)	150,000	124,870
2% 10/1/52 (h)	150,000	124,870
2% 10/1/52 (h)	300,000	249,741
2% 10/1/52 (h)	300,000	249,741
2% 10/1/52 (h)	300,000	249,741
2% 10/1/52 (h)	2,400,000	1,997,927
2% 11/1/52 (h)	600,000	499,435
2% 11/1/52 (h)	250,000	208,098
2% 12/1/52 (h)	400,000	334,625
TOTAL GINNIE MAE		4,663,400
Uniform Mortgage Backed Securities - 1.8%
2% 10/1/52 (h)	1,500,000	1,213,734
2% 10/1/52 (h)	1,350,000	1,092,361
2% 10/1/52 (h)	1,200,000	970,988
2% 11/1/52 (h)	300,000	242,735
2% 11/1/52 (h)	250,000	202,279
2% 11/1/52 (h)	150,000	121,368
2% 11/1/52 (h)	150,000	121,368
2% 11/1/52 (h)	150,000	121,368
2% 11/1/52 (h)	200,000	161,823
2% 11/1/52 (h)	150,000	121,368
2.5% 10/1/37 (h)	950,000	859,676
2.5% 10/1/37 (h)	950,000	859,676
2.5% 11/1/37 (h)	600,000	542,438
2.5% 11/1/37 (h)	550,000	497,234
3% 10/1/52 (h)	2,500,000	2,173,438
3% 10/1/52 (h)	950,000	825,906
3% 11/1/52 (h)	950,000	825,461
3% 11/1/52 (h)	450,000	391,008
3% 11/1/52 (h)	950,000	825,461
4% 10/1/52 (h)	400,000	370,750
4% 10/1/52 (h)	3,300,000	3,058,687
4.5% 10/1/52 (h)	1,150,000	1,094,117
4.5% 10/1/52 (h)	1,450,000	1,379,539
4.5% 11/1/52 (h)	1,350,000	1,282,869
5% 10/1/52 (h)	2,500,000	2,432,421
5% 10/1/52 (h)	2,700,000	2,627,015
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		24,415,088
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,875,680)		46,060,271

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
Freddie Mac:
floater:
Series 2021-F114 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 2.5044% 5/25/31 (f)(g)	533,193	520,251
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.210% 2.4844% 8/25/31 (f)(g)	3,126,893	3,060,690
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	500,000	410,873
Series 2022-K150 Class A2, 3.71% 11/25/32	300,000	278,911
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,481,196)		4,270,725

Foreign Government and Government Agency Obligations - 9.1%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		610,000	480,375
8.75% 4/14/32 (d)		310,000	228,238
9.375% 5/8/48 (d)		85,000	57,163
9.5% 11/12/25 (d)		1,105,000	1,022,125
Arab Republic of Egypt:
5.8% 9/30/27 (d)		385,000	269,500
7.0529% 1/15/32 (d)		280,000	168,053
7.5% 1/31/27 (d)		2,240,000	1,724,800
7.6003% 3/1/29 (d)		370,000	258,075
7.903% 2/21/48 (d)		385,000	200,200
8.5% 1/31/47 (d)		580,000	321,175
8.7002% 3/1/49 (d)		340,000	187,000
Argentine Republic:
0.5% 7/9/30 (j)		7,000,308	1,400,062
1% 7/9/29		738,798	141,480
1.5% 7/9/35 (j)		1,857,241	337,089
3.875% 1/9/38 (j)		897,304	209,352
Australian Commonwealth:
1.25% 5/21/32	AUD	4,100,000	2,070,151
1.75% 6/21/51 (Reg. S)	AUD	5,045,000	1,959,925
Barbados Government 6.5% 10/1/29 (d)		594,000	549,190
Bermuda Government:
2.375% 8/20/30 (d)		55,000	43,598
3.375% 8/20/50 (d)		165,000	108,983
3.717% 1/25/27 (d)		645,000	599,568
4.75% 2/15/29 (d)		360,000	343,305
5% 7/15/32 (d)		260,000	244,286
Brazilian Federative Republic:
2.875% 6/6/25		1,165,000	1,096,265
3.875% 6/12/30		830,000	683,868
7.125% 1/20/37		565,000	561,575
8.25% 1/20/34		1,045,000	1,124,877
Buenos Aires Province 5.25% 9/1/37 (d)(j)		550,000	166,478
Cameroon Republic 5.95% 7/7/32 (d)	EUR	585,000	375,996
Canadian Government:
0.25% 2/1/23	CAD	5,320,000	3,807,130
0.75% 2/1/24	CAD	2,980,000	2,070,651
1.25% 3/1/27	CAD	3,000,000	1,985,492
Chilean Republic:
2.45% 1/31/31		1,355,000	1,082,137
2.75% 1/31/27		310,000	279,310
3.5% 1/31/34		200,000	163,100
4% 1/31/52		200,000	146,000
4.34% 3/7/42		260,000	206,310
Colombian Republic:
3% 1/30/30		1,025,000	731,850
3.125% 4/15/31		535,000	371,257
3.25% 4/22/32		290,000	195,170
4.125% 5/15/51		220,000	117,398
5% 6/15/45		855,000	520,374
5.2% 5/15/49		650,000	400,278
6.125% 1/18/41		40,000	29,345
7.375% 9/18/37		140,000	121,608
Costa Rican Republic:
5.625% 4/30/43 (d)		285,000	201,780
6.125% 2/19/31 (d)		150,000	137,044
7% 4/4/44 (d)		60,000	49,530
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		300,000	73,623
6.825% 7/18/26 (d)(e)		80,000	20,065
7.55% 3/28/30 (d)(e)		235,000	56,591
7.85% 3/14/29 (d)(e)		505,000	122,557
Dominican Republic:
4.5% 1/30/30 (d)		485,000	380,361
4.875% 9/23/32 (d)		860,000	641,668
5.875% 1/30/60 (d)		270,000	176,732
5.95% 1/25/27 (d)		445,000	412,682
6% 7/19/28 (d)		360,000	325,193
6.4% 6/5/49 (d)		160,000	114,430
6.5% 2/15/48 (d)		65,000	47,543
6.5% 2/15/48 (Reg. S)		150,000	109,716
6.85% 1/27/45 (d)		300,000	231,806
6.875% 1/29/26 (d)		560,000	545,230
7.45% 4/30/44 (d)		335,000	279,893
Ecuador Republic:
2.5% 7/31/35 (d)(j)		705,000	231,901
5.5% 7/31/30 (d)(j)		1,320,000	618,998
El Salvador Republic:
6.375% 1/18/27 (d)		75,000	27,694
7.1246% 1/20/50 (d)		290,000	91,586
7.625% 2/1/41 (d)		90,000	28,648
7.75% 1/24/23 (d)		83,000	75,131
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	450,941
3% 9/15/51 (d)		430,000	292,884
3.125% 4/16/30 (d)		715,000	644,528
3.125% 9/30/49 (d)		920,000	641,298
3.875% 4/16/50 (d)		620,000	499,991
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		920,000	612,548
Gabonese Republic 7% 11/24/31 (d)		455,000	297,257
Georgia Republic 2.75% 4/22/26 (d)		480,000	403,200
German Federal Republic:
0% 12/15/23 (Reg. S)	EUR	5,350,000	5,143,564
0% 2/15/32 (Reg. S)	EUR	14,190,000	11,476,259
1.7% 8/15/32 (Reg. S)	EUR	950,000	895,349
Ghana Republic:
7.75% 4/7/29 (d)		560,000	210,105
8.627% 6/16/49 (d)		255,000	92,485
10.75% 10/14/30 (d)		360,000	259,200
Guatemalan Republic:
4.9% 6/1/30 (d)		230,000	200,287
5.375% 4/24/32 (d)		380,000	331,384
6.125% 6/1/50 (d)		225,000	183,066
Hungarian Republic:
2.125% 9/22/31 (d)		205,000	140,784
5.25% 6/16/29 (d)		295,000	266,016
5.5% 6/16/34 (d)		305,000	257,401
Indonesian Republic:
3.85% 10/15/30		330,000	297,990
4.1% 4/24/28		665,000	621,692
4.35% 1/11/48		300,000	237,783
4.4% 6/6/27 (d)		345,000	331,200
5.125% 1/15/45 (d)		1,160,000	1,009,328
5.25% 1/17/42 (d)		305,000	275,606
5.95% 1/8/46 (d)		350,000	339,238
6.625% 2/17/37 (d)		220,000	228,635
6.75% 1/15/44 (d)		330,000	344,886
7.75% 1/17/38 (d)		730,000	830,512
8.5% 10/12/35 (Reg. S)		875,000	1,058,641
Islamic Republic of Pakistan:
6% 4/8/26 (d)		730,000	277,480
6.875% 12/5/27 (d)		130,000	48,114
8.25% 4/15/24 (d)		95,000	38,010
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,395,000	5,445,533
5.5% 12/4/23		1,628,000	1,645,817
3.375% 1/15/50		595,000	440,457
3.8% 5/13/60 (Reg. S)		340,000	257,459
Ivory Coast:
5.875% 10/17/31 (d)	EUR	500,000	352,910
6.125% 6/15/33 (d)		400,000	303,075
6.375% 3/3/28 (d)		490,000	434,508
Jamaican Government:
6.75% 4/28/28		255,000	264,292
7.875% 7/28/45		160,000	171,230
Japan Government:
0.1% 12/20/30	JPY	230,600,000	1,569,573
0.4% 3/20/56	JPY	230,150,000	1,163,678
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	527,491
7.375% 10/10/47 (d)		110,000	80,025
7.75% 1/15/28 (d)		320,000	302,760
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		665,000	522,025
3.625% 3/4/28 (d)		315,000	297,281
3.75% 1/21/55 (d)		655,000	484,700
4.5% 10/26/46 (d)		640,000	539,200
4.5% 4/22/60 (d)		225,000	190,125
4.625% 10/4/47 (d)		330,000	280,500
Korean Republic 1% 9/16/30		590,000	463,145
Lebanese Republic:
5.8% 12/31/49 (e)		625,000	34,375
6.375% 12/31/49 (e)		810,000	44,550
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (e)		200,000	86,000
5.1% 3/28/35(Reg. S) (e)		600,000	258,000
Mongolia Government 5.125% 4/7/26 (d)		480,000	372,053
Moroccan Kingdom:
2.375% 12/15/27 (d)		520,000	425,523
4% 12/15/50 (d)		200,000	113,038
5.5% 12/11/42 (d)		70,000	51,157
Panamanian Republic:
2.252% 9/29/32		400,000	279,825
3.16% 1/23/30		440,000	357,170
3.298% 1/19/33		445,000	343,318
3.87% 7/23/60		715,000	423,280
3.875% 3/17/28		555,000	502,899
4.5% 5/15/47		250,000	176,531
4.5% 4/16/50		780,000	539,321
Peoples Republic of China 1.2% 10/21/30 (d)		430,000	350,558
Peruvian Republic:
2.783% 1/23/31		1,775,000	1,405,356
3% 1/15/34		440,000	331,100
3.3% 3/11/41		360,000	247,500
Province of Santa Fe 7% 3/23/23 (d)		367,500	342,005
Provincia de Cordoba:
6.875% 12/10/25 (d)		1,051,837	799,396
6.99% 6/1/27 (d)		515,562	317,651
Republic of Armenia 7.15% 3/26/25 (d)		245,000	237,773
Republic of Benin:
4.875% 1/19/32 (d)	EUR	275,000	182,596
5.75% 3/26/26 (d)	EUR	245,000	230,178
Republic of Iraq 5.8% 1/15/28 (Reg. S)		206,250	168,777
Republic of Kenya:
6.875% 6/24/24 (d)		540,000	456,300
7% 5/22/27 (d)		475,000	363,375
Republic of Nigeria:
6.125% 9/28/28 (d)		545,000	359,700
6.375% 7/12/23 (d)		385,000	373,489
6.5% 11/28/27 (d)		225,000	161,156
7.143% 2/23/30 (d)		360,000	232,650
7.625% 11/21/25 (d)		1,270,000	1,084,263
7.696% 2/23/38 (d)		90,000	53,100
Republic of Paraguay:
2.739% 1/29/33 (d)		225,000	160,847
4.95% 4/28/31 (d)		480,000	426,090
5.4% 3/30/50 (d)		445,000	326,880
Republic of Senegal 6.25% 5/23/33 (d)		260,000	194,155
Republic of Serbia 2.125% 12/1/30 (d)		525,000	344,302
Republic of Uzbekistan:
3.7% 11/25/30 (d)		270,000	191,835
3.9% 10/19/31 (d)		395,000	275,710
4.75% 2/20/24 (d)		215,000	202,275
Republic of Zambia 8.97% 7/30/27 (d)		335,000	156,361
Romanian Republic:
3% 2/27/27 (d)		470,000	395,916
3% 2/14/31 (d)		600,000	425,175
3.375% 1/28/50 (Reg. S)	EUR	170,000	85,366
3.625% 3/27/32 (d)		470,000	338,488
Rwanda Republic 5.5% 8/9/31 (d)		595,000	427,954
South African Republic 4.85% 9/30/29		235,000	193,258
State of Qatar:
3.75% 4/16/30 (d)		1,875,000	1,755,469
4% 3/14/29 (d)		580,000	556,075
4.4% 4/16/50 (d)		520,000	455,000
4.625% 6/2/46 (d)		575,000	526,125
4.817% 3/14/49 (d)		1,060,000	977,850
5.103% 4/23/48 (d)		620,000	599,850
9.75% 6/15/30 (d)		295,000	387,188
Sultanate of Oman:
5.375% 3/8/27 (d)		120,000	112,200
5.625% 1/17/28 (d)		1,465,000	1,355,125
6% 8/1/29 (d)		450,000	416,250
6.25% 1/25/31 (d)		425,000	394,188
6.75% 1/17/48 (d)		750,000	597,188
Turkish Republic:
4.25% 3/13/25		590,000	517,725
4.25% 4/14/26		215,000	176,569
4.75% 1/26/26		980,000	828,100
4.875% 10/9/26		650,000	531,375
4.875% 4/16/43		715,000	402,188
5.125% 2/17/28		520,000	401,700
5.75% 3/22/24		260,000	250,900
5.75% 5/11/47		375,000	225,000
6% 1/14/41		165,000	101,475
6.125% 10/24/28		365,000	289,719
6.35% 8/10/24		270,000	258,525
7.25% 12/23/23		560,000	561,400
Ukraine Government:
0% 8/1/41 (d)(f)		370,000	98,975
6.876% 5/21/31 (d)		170,000	30,600
7.253% 3/15/35 (d)		585,000	106,763
7.375% 9/25/34 (d)		285,000	52,013
7.75% 9/1/24 (d)		566,000	155,933
7.75% 9/1/25 (d)		1,345,000	312,713
7.75% 9/1/26 (d)		1,505,000	301,000
7.75% 9/1/28 (d)		200,000	41,000
7.75% 9/1/29 (d)		110,000	22,825
United Arab Emirates 4.05% 7/7/32 (d)		440,000	412,170
United Kingdom, Great Britain and Northern Ireland 0.375% 10/22/26 (Reg. S)	GBP	8,580,000	8,111,272
United Mexican States:
2.659% 5/24/31		510,000	391,170
3.25% 4/16/30		620,000	516,460
3.5% 2/12/34		610,000	462,685
3.75% 1/11/28		590,000	541,915
3.75% 4/19/71		1,000,000	578,313
4.5% 4/22/29		345,000	319,470
4.875% 5/19/33		345,000	303,255
5.75% 10/12/2110		840,000	647,220
6.05% 1/11/40		670,000	619,457
Uruguay Republic 5.1% 6/18/50		675,000	614,798
Venezuelan Republic:
9.25% 9/15/27 (e)		2,395,000	180,823
11.95% 8/5/31 (Reg. S) (e)		1,090,000	82,295
12.75% 12/31/49 (e)		190,000	13,300
Vietnamese Socialist Republic 5.5% 3/12/28		1,720,000	1,699,897
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $164,128,242)			124,276,091

Common Stocks - 2.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.0%
Netflix, Inc. (m)	1,700	400,248
New Cotai LLC/New Cotai Capital Corp. (b)(c)(m)	247,076	2
		400,250
Media - 0.1%
Altice U.S.A., Inc. Class A (m)	11,100	64,713
iHeartMedia, Inc. (m)	5,655	41,451
Nexstar Broadcasting Group, Inc. Class A	5,900	984,415
		1,090,579
TOTAL COMMUNICATION SERVICES		1,490,829
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Technologies (c)(m)	2,115	2,115
Exide Technologies (c)(m)	124,905	1
Exide Technologies (c)(m)	84	54,600
UC Holdings, Inc. (c)(m)	33,750	169,763
		226,479
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.	12,300	586,095
Caesars Entertainment, Inc. (m)	32,600	1,051,676
Studio City International Holdings Ltd.:
ADR (d)	10,083	22,082
(NYSE) ADR (m)	11,100	24,309
		1,684,162
Household Durables - 0.1%
Tempur Sealy International, Inc.	33,400	806,276
Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	4,000	418,560
Lowe's Companies, Inc.	2,900	544,649
Williams-Sonoma, Inc.	2,300	271,055
		1,234,264
TOTAL CONSUMER DISCRETIONARY		3,951,181
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(m)	40,826	883,066
Food Products - 0.1%
Darling Ingredients, Inc. (m)	7,700	509,355
JBS SA	109,400	509,446
Reddy Ice Holdings, Inc. (c)(m)	2,286	126
		1,018,927
TOTAL CONSUMER STAPLES		1,901,993
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (m)	5,989	39,707
Forbes Energy Services Ltd. (c)(m)	6,562	1
Jonah Energy Parent LLC (c)(m)	15,708	784,143
Superior Energy Services, Inc. Class A (c)(m)	5,560	142,340
		966,191
Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp. (m)	12,900	393,837
California Resources Corp.	79,252	3,045,654
California Resources Corp. warrants 10/27/24 (m)	3,099	32,230
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(m)	13	22
Series B warrants 10/1/25 (c)(m)	13	22
Cheniere Energy, Inc.	6,100	1,012,051
Chesapeake Energy Corp.	13,074	1,231,702
Chesapeake Energy Corp. (b)(m)	1,691	159,309
Civitas Resources, Inc.	3,070	176,187
Diamondback Energy, Inc.	3,000	361,380
EP Energy Corp. (c)(m)	52,316	434,746
Mesquite Energy, Inc. (c)(m)	15,322	757,498
Unit Corp. (m)	2,069	110,216
		7,714,854
TOTAL ENERGY		8,681,045
FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(m)	314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.	29,400	867,888
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (m)	395	12,653
TOTAL FINANCIALS		880,544
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. (m)	6,400	330,112
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (m)	2,300	452,640
IQVIA Holdings, Inc. (m)	4,300	778,902
		1,231,542
TOTAL HEALTH CARE		1,561,654
INDUSTRIALS - 0.1%
Building Products - 0.0%
Builders FirstSource, Inc. (m)	4,800	282,816
Carrier Global Corp.	11,700	416,052
		698,868
Electrical Equipment - 0.0%
Array Technologies, Inc. (m)	300	4,974
Professional Services - 0.1%
ASGN, Inc. (m)	10,500	948,885
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (c)(m)	321	34,299
Class B (c)(m)	107	11,433
		45,732
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)	16,755	19
Class A2 (b)(c)(m)	16,755	19
Class A3 (b)(c)(m)	16,755	19
Class A4 (b)(c)(m)	16,755	19
Class A5 (b)(c)(m)	16,755	19
Class A6 (b)(c)(m)	16,755	19
Class A7 (b)(c)(m)	16,755	19
Class A8 (b)(c)(m)	16,755	19
Class A9 (b)(c)(m)	16,755	19
		171
TOTAL INDUSTRIALS		1,698,630
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
CDW Corp.	6,700	1,045,736
IT Services - 0.2%
EPAM Systems, Inc. (m)	1,000	362,190
Fiserv, Inc. (m)	6,800	636,276
Global Payments, Inc.	6,400	691,520
GTT Communications, Inc. rights (c)(m)	27,222	27,222
SS&C Technologies Holdings, Inc.	12,008	573,382
Visa, Inc. Class A	2,000	355,300
		2,645,890
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (m)	6,100	386,496
KLA Corp.	900	272,367
Lam Research Corp.	800	292,800
Marvell Technology, Inc.	15,400	660,814
Microchip Technology, Inc.	11,800	720,154
NXP Semiconductors NV	3,000	442,530
onsemi (m)	17,765	1,107,292
		3,882,453
Software - 0.0%
Microsoft Corp.	2,400	558,960
Salesforce.com, Inc. (m)	1,400	201,376
		760,336
TOTAL INFORMATION TECHNOLOGY		8,334,415
MATERIALS - 0.3%
Chemicals - 0.2%
CF Industries Holdings, Inc.	9,500	914,375
The Chemours Co. LLC	42,600	1,050,090
		1,964,465
Containers & Packaging - 0.1%
Berry Global Group, Inc. (m)	13,307	619,175
Graphic Packaging Holding Co.	17,500	345,450
WestRock Co.	11,400	352,146
		1,316,771
Metals & Mining - 0.0%
Algoma Steel Group, Inc.	21,960	141,422
Algoma Steel SCA (c)(m)	10,220	0
Elah Holdings, Inc. (m)	14	938
First Quantum Minerals Ltd.	21,200	359,894
		502,254
TOTAL MATERIALS		3,783,490
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	18,400	704,168
PG&E Corp. (m)	56,566	707,075
Portland General Electric Co.	140	6,084
		1,417,327
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (c)	901	10,817
PureWest Energy rights (c)(m)	543	0
		10,817
TOTAL UTILITIES		1,428,144
TOTAL COMMON STOCKS (Cost $29,653,323)		33,711,925

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(m)	187	174,050
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)	8,042,141	2,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $460,804)		176,766

Bank Loan Obligations - 1.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.62% 12/12/26 (f)(g)(n)	471,663	437,764
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 5/1/28 (f)(g)(n)	261,548	242,585
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8.1741% 11/1/24 (f)(g)(n)	411,362	359,876
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 3/9/27 (f)(g)(n)	409,763	341,181
		1,381,406
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 10.6955% 5/25/26 (f)(g)(n)	357,376	341,741
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 9/19/26 (f)(g)(n)	134,627	132,559
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.7896% 6/10/29 (f)(g)(n)	34,913	33,952
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 1/31/29 (f)(g)(n)	353,225	336,998
		845,250
TOTAL COMMUNICATION SERVICES		2,226,656
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 12/17/28 (f)(g)(n)	104,213	88,667
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.3652% 8/22/25 (f)(g)(n)	305,000	295,545
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.012% 1/15/27 (f)(g)(n)	589,744	569,103
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (f)(g)(n)	833,636	729,257
		1,593,905
Hotels, Restaurants & Leisure - 0.0%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.0341% 1/27/29 (f)(g)(n)	174,125	161,247
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.9062% 4/7/29 (f)(g)(n)	109,725	106,378
		267,625
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (f)(g)(n)	266,625	213,833
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.1954% 6/30/27 (f)(g)(n)	50,904	45,814
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 2/5/26 (f)(g)(n)	953,269	881,297
		1,140,944
TOTAL CONSUMER DISCRETIONARY		3,091,141
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 6.9032% 1/24/29 (f)(g)(n)	104,738	95,791
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (c)(e)(f)(n)	61,482	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(n)	283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(n)	122,000	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6486% 2/27/28 (f)(g)(n)	531,900	515,810
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 2/15/27 (f)(g)(n)	64,513	60,480
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.4934% 11/12/27 (f)(g)(n)	636,570	602,354
		662,834
TOTAL FINANCIALS		1,178,644
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (f)(g)(n)	969,277	921,540
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 11/15/28 (f)(g)(n)	328,350	312,753
		1,234,293
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.5756% 2/15/29 (f)(g)(n)	1,304,990	1,166,661
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(n)(o)	221,739	198,235
		1,364,896
TOTAL HEALTH CARE		2,599,189
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/8/26 (f)(g)(n)	135,812	124,976
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/4/26 (f)(g)(n)	73,017	67,191
		192,167
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.421% 8/11/28 (f)(g)(n)	423,938	402,363
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.4599% 10/20/27 (f)(g)(n)	205,000	205,160
		607,523
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (f)(g)(n)	1,125,750	826,334
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.3399% 2/25/29 (f)(g)(n)	1,042,388	853,194
		1,679,528
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.1341% 12/20/29 (f)(g)(n)	50,000	46,875
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6341% 12/21/28 (f)(g)(n)	249,375	238,048
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.8153% 6/21/28 (f)(g)(n)	138,250	127,461
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.625% 12/10/26 (c)(f)(g)(n)	392,566	374,900
		787,284
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3059% 6/4/28 (f)(g)(n)	301,950	278,045
TOTAL INDUSTRIALS		3,544,547
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/31/28 (f)(g)(n)	98,753	91,841
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7032% 2/16/28 (f)(g)(n)	60,938	58,256
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 10/31/26 (f)(g)(n)	58,350	56,359
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (f)(g)(n)	745,026	528,737
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 8/19/28 (f)(g)(n)	530,775	500,255
		1,143,607
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 10/2/25 (f)(g)(n)	1,610,106	1,522,323
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 6/2/28 (f)(g)(n)	316,800	291,633
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (f)(g)(n)	308,450	289,042
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 4/22/28 (f)(g)(n)	306,900	287,037
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (f)(g)(n)	658,338	624,874
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 2/28/27 (f)(g)(n)	121,875	117,762
		3,132,671
TOTAL INFORMATION TECHNOLOGY		4,368,119
MATERIALS - 0.1%
Chemicals - 0.1%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.2969% 8/29/29 (f)(g)(n)	40,000	39,817
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8/3/29 (g)(n)	910,000	830,375
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (f)(g)(n)	168,725	153,540
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4375% 9/22/28 (f)(g)(n)	129,025	120,477
		1,144,209
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 7.3091% 4/13/29 (f)(g)(n)	418,950	394,571
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (f)(g)(n)	78,800	66,586
		461,157
TOTAL MATERIALS		1,605,366
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.125% 6/23/25 (f)(g)(n)	1,642,200	1,567,480
TOTAL BANK LOAN OBLIGATIONS (Cost $22,296,956)		20,276,933

Fixed-Income Funds - 8.9%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (p) (Cost $131,245,823)	1,288,418	121,394,717

Preferred Securities - 4.9%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		800,000	640,400
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (f)(i)	EUR	1,800,000	1,375,948
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (i)		1,380,000	1,356,971
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
DCP Midstream Partners LP 7.375% (f)(i)		775,000	764,553
Energy Transfer LP:
6.25% (f)(i)		4,050,000	3,321,000
6.625% (f)(i)		1,515,000	1,105,947
7.125% (f)(i)		1,660,000	1,363,763
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (e)(f)(i)		550,000	192,500
MPLX LP 6.875% (f)(i)		1,550,000	1,522,875
Summit Midstream Partners LP 9.5% (f)(i)		148,000	103,600
			8,374,238
FINANCIALS - 3.9%
Banks - 3.6%
Banco Do Brasil SA 6.25% (d)(f)(i)		560,000	479,150
Banco Mercantil del Norte SA:
6.75% (d)(f)(i)		350,000	324,691
7.625% (d)(f)(i)		210,000	186,690
Bank of America Corp.:
5.2% (f)(i)		5,217,000	5,008,320
5.875% (f)(i)		5,125,000	4,394,688
6.25% (f)(i)		2,910,000	2,811,788
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		340,000	280,564
5.35% 11/12/29 (d)(f)		180,000	168,728
Citigroup, Inc.:
4.7% (f)(i)		3,805,000	3,058,079
5% (f)(i)		3,245,000	2,887,653
5.9% (f)(i)		1,455,000	1,440,450
5.95% (f)(i)		2,675,000	2,643,221
6.3% (f)(i)		270,000	251,448
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		625,000	601,484
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		200,000	194,000
Huntington Bancshares, Inc. 5.7% (f)(i)		650,000	592,534
Itau Unibanco Holding SA 6.125% (d)(f)(i)		785,000	715,724
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.5971% (f)(g)(i)		2,145,000	2,145,000
3 month U.S. LIBOR + 3.470% 6.2759% (f)(g)(i)		1,000,000	999,985
4% (f)(i)		4,805,000	3,952,113
4.6% (f)(i)		1,225,000	1,067,098
5% (f)(i)		1,660,000	1,496,905
6% (f)(i)		6,524,000	6,360,900
6.125% (f)(i)		850,000	821,355
6.75% (f)(i)		400,000	396,370
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(i)		455,000	407,453
NBK Tier 1 Ltd. 3.625% (d)(f)(i)		230,000	195,831
Tinkoff Credit Systems 6% (d)(f)(i)		275,000	94,875
Wells Fargo & Co.:
5.875% (f)(i)		2,600,000	2,475,325
5.9% (f)(i)		3,065,000	2,788,569
			49,240,991
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
4.4% (f)(i)		420,000	350,075
4.95% (f)(i)		710,000	642,550
5% (f)(i)		2,951,000	2,740,889
			3,733,514
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(i)		1,873	72
TOTAL FINANCIALS			52,974,577
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		600,000	578,438
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Network i2i Ltd.:
3.975% (d)(f)(i)		315,000	257,965
5.65% (d)(f)(i)		570,000	523,794
			781,759
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(i)		595,000	477,488
TOTAL PREFERRED SECURITIES (Cost $74,156,225)			66,559,819

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (q) (Cost $94,171,731)	94,161,452	94,180,284

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,573,714,428)	1,378,814,672
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(19,368,918)
NET ASSETS - 100.0%	1,359,445,754

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 10/1/52	(600,000)	(499,482)
2% 10/1/52	(300,000)	(249,741)
2% 10/1/52	(300,000)	(249,741)
2% 11/1/52	(150,000)	(124,859)
2% 11/1/52	(250,000)	(208,098)
2% 11/1/52	(250,000)	(208,098)

TOTAL GINNIE MAE		(1,540,019)

Uniform Mortgage Backed Securities
2% 10/1/52	(300,000)	(242,747)
2% 10/1/52	(250,000)	(202,289)
2% 10/1/52	(150,000)	(121,373)
2% 10/1/52	(150,000)	(121,373)
2% 10/1/52	(150,000)	(121,373)
2% 10/1/52	(200,000)	(161,831)
2% 10/1/52	(1,350,000)	(1,092,361)
2% 10/1/52	(700,000)	(566,409)
2% 10/1/52	(150,000)	(121,373)
2% 10/1/52	(150,000)	(121,373)
2% 10/1/52	(250,000)	(202,289)
2% 11/1/52	(150,000)	(121,368)
2% 11/1/52	(1,200,000)	(970,941)
2.5% 10/1/37	(600,000)	(542,953)
2.5% 10/1/37	(675,000)	(610,822)
2.5% 10/1/37	(550,000)	(497,707)
3% 10/1/52	(950,000)	(825,906)
3% 10/1/52	(450,000)	(391,219)
3% 10/1/52	(950,000)	(825,906)
3% 11/1/52	(950,000)	(825,461)
4.5% 10/1/52	(1,350,000)	(1,284,398)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(9,971,472)

TOTAL TBA SALE COMMITMENTS (Proceeds $11,585,450)		(11,511,491)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	466	Dec 2022	52,221,125	(3,198,200)	(3,198,200)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	365	Dec 2022	74,967,578	(1,264,432)	(1,264,432)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	9	Dec 2022	967,570	(41,221)	(41,221)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	41	Dec 2022	5,182,656	(243,410)	(243,410)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	195	Dec 2022	26,715,000	(3,061,016)	(3,061,016)

TOTAL FUTURES CONTRACTS					(7,808,279)
The notional amount of futures purchased as a percentage of Net Assets is 11.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	78,904	USD	77,128	State Street Bank and Trust Co	10/04/22	202
EUR	374,000	USD	375,027	BNP Paribas S.A.	10/18/22	(8,124)
EUR	1,166,000	USD	1,183,853	Brown Brothers Harriman & Co	10/18/22	(39,977)
EUR	214,000	USD	209,023	Brown Brothers Harriman & Co	10/18/22	917
EUR	565,000	USD	560,695	Canadian Imperial Bk. of Comm.	10/18/22	(6,415)
EUR	399,000	USD	385,402	Canadian Imperial Bk. of Comm.	10/18/22	6,027
EUR	331,000	USD	318,640	Canadian Imperial Bk. of Comm.	10/18/22	6,079
EUR	390,000	USD	372,774	Canadian Imperial Bk. of Comm.	10/18/22	9,826
EUR	199,000	USD	198,481	HSBC Bank	10/18/22	(3,257)
EUR	275,000	USD	274,296	Morgan Stanley Cap. Group, Inc	10/18/22	(4,514)
EUR	226,000	USD	228,424	Morgan Stanley Cap. Group, Inc	10/18/22	(6,712)
GBP	238,000	USD	254,684	Barclays Bank PLC	10/18/22	11,138
GBP	152,000	USD	172,531	Brown Brothers Harriman & Co	10/18/22	(2,762)
JPY	241,717,000	USD	1,673,849	JPMorgan Chase Bank, N.A.	10/18/22	(1,484)
USD	494,832	AUD	767,000	Bank of America, N.A.	10/18/22	4,134
USD	1,126,288	AUD	1,634,000	Brown Brothers Harriman & Co	10/18/22	80,917
USD	2,606,920	AUD	3,873,000	JPMorgan Chase Bank, N.A.	10/18/22	129,122
USD	6,194,624	CAD	8,142,000	JPMorgan Chase Bank, N.A.	10/18/22	300,635
USD	1,985,196	CAD	2,726,000	JPMorgan Chase Bank, N.A.	10/18/22	11,846
USD	224,305	EUR	220,000	Brown Brothers Harriman & Co	10/18/22	8,480
USD	275,685	EUR	275,000	Brown Brothers Harriman & Co	10/18/22	5,903
USD	178,479	EUR	175,000	Citibank, N. A.	10/18/22	6,799
USD	45,577,908	EUR	45,474,000	State Street Bank and Trust Co	10/18/22	966,741
USD	306,094	EUR	306,000	State Street Bank and Trust Co	10/18/22	5,900
USD	8,967,860	GBP	7,799,000	Brown Brothers Harriman & Co	10/18/22	257,156
USD	4,438,869	JPY	637,229,000	Brown Brothers Harriman & Co	10/18/22	30,078

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,768,655

Unrealized Appreciation						1,841,900
Unrealized Depreciation						(73,245)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,782,890 or 0.2% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $403,653,595 or 29.7% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,704,529.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $127,319.

(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $221,739 and $198,235, respectively.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	16,014
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	119,924
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	208,674
New Cotai LLC/New Cotai Capital Corp.	9/11/20	1,223,948
Southeastern Grocers, Inc.	6/01/18	287,174
Tricer Holdco SCA	10/16/09 - 12/30/17	286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	45,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	122,864,292	355,552,034	384,236,042	813,082	-	-	94,180,284	0.2%
Fidelity Floating Rate Central Fund	148,227,047	8,027,485	26,237,966	5,028,099	(1,231,004)	(7,390,845)	121,394,717	4.8%
Fidelity Mortgage Backed Securities Central Fund	1,965	3	1,936	4	(53)	21	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	-	33,186,652	33,186,652	24,150	-	-	-	0.0%
Total	271,093,304	396,766,174	443,662,596	5,865,335	(1,231,057)	(7,390,824)	215,575,001

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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